STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses
Professional fees	$ 70,364	$ 125,868	$ 86,834
Office and sundry	20,598	30,070	24,018
Rent	375	308	1,665
Consulting fees	128,630	584,018	448,338
Transfer agent fees	4,787	2,478	3,267
Loss on disposal of properties	45,355	0	0
Accretion expense	13,622	10,545	10,487
Total expenses	283,731	753,287	574,609
Other income (expense)
Interest and miscellaneous income	0	1,287	0
Interest income, related party	8,015	3,637	1,339
Foreign exchange gain	23,104	(1,237)	(8,780)
Change in fair value of derivative liability	3,006,205	466,499	(2,216,119)
Total other income (expense)	3,037,324	470,186	(2,223,560)
Net income (loss)	2,753,593	(283,101)	(2,798,169)
Other comprehensive income (loss)
Foreign currency translation adjustment	(725,671)	(266,839)	(280,325)
Comprehensive income (loss)	$ 2,027,922	$ (549,940)	$ (3,078,494)
Basis and diluted earnings (loss) per share (Note 8)
Basic income (loss) per common share	$ .03	$ 0.00	$ (0.04)
Diluted income (loss) per common share	$ .03
Basic weighted average number of shares outstanding	91,154,161	87,191,251	80,057,824
Diluted weighted average number of shares outstanding	19,615,272